Finance Debt - Lines of Credit (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Foreign countries [member]
Disclosure of long term debt [line items]
Amount Available (Lines of Credit)	$ 8,150
Used	$ 350
Foreign countries [member] | Petrobras Global Trading BV [member] | BNP Paribas [member]
Disclosure of long term debt [line items]
Date	Dec. 22, 2016
Maturity	1/9/2021
Amount Available (Lines of Credit)	$ 350
Used	$ 310
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
Disclosure of long term debt [line items]
Date	Mar. 07, 2018
Maturity	2/7/2023
Amount Available (Lines of Credit)	$ 4,350
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
Disclosure of long term debt [line items]
Date	Mar. 27, 2019
Maturity	2/27/2024
Amount Available (Lines of Credit)	$ 3,250
Foreign countries [member] | Petroleo Brasileiro S-A [member] | New Development Bank [member]
Disclosure of long term debt [line items]
Date	Aug. 27, 2018
Maturity	8/27/2022
Amount Available (Lines of Credit)	$ 200
Used	40
Brazil member
Disclosure of long term debt [line items]
Amount Available (Lines of Credit)	$ 1,652
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution one [member]
Disclosure of long term debt [line items]
Date	Mar. 23, 2018
Maturity	1/26/2023
Amount Available (Lines of Credit)	$ 522
Brazil member | Petroleo Brasileiro S-A [member] | Bradesco [member]
Disclosure of long term debt [line items]
Date	Jun. 01, 2018
Maturity	5/31/2023
Amount Available (Lines of Credit)	$ 522
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution two [member]
Disclosure of long term debt [line items]
Date	Oct. 04, 2018
Maturity	9/5/2025
Amount Available (Lines of Credit)	$ 522
Brazil member | Petrobras Transporte S.A.-Transpetro [member] | Caixa Economica Federal [member]
Disclosure of long term debt [line items]
Date	Nov. 23, 2010
Maturity	Not defined
Amount Available (Lines of Credit)	$ 86